Fair Value Measurements (Fair Values Of Financial Instruments Measured At Fair Value On Recurring Basis) (Details) - USD ($) $ in Millions		May. 31, 2015	May. 25, 2014
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:		$ 8.8
Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:		5.0	$ 6.1
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:		9.1	12.3
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:		0.0	0.0
Equity forwards | Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	[1]	0.0	0.0
Equity forwards | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	[1]	1.7	(1.7)
Equity forwards | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	[1]	0.0	0.0
Interest rate locks & swaps | Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	[2]	0.0	0.0
Interest rate locks & swaps | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	[2]	3.6	1.6
Interest rate locks & swaps | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	[2]	0.0	0.0
Foreign currency forwards | Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	[3]		0.0
Foreign currency forwards | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	[3]		0.1
Foreign currency forwards | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	[3]		0.0
Corporate bonds | Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	[4]	0.0	0.0
Corporate bonds | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	[4]	2.2	9.7
Corporate bonds | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	[4]	0.0	0.0
U.S. Treasury securities | Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	[5]	5.0	6.1
U.S. Treasury securities | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	[5]	0.0	0.0
U.S. Treasury securities | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	[5]	0.0	0.0
Mortgage-backed securities | Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	[4]	0.0	0.0
Mortgage-backed securities | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	[4]	1.6	2.6
Mortgage-backed securities | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	[4]	0.0	0.0
Fair Value of Assets (Liabilities) | Fair Value, Measurements, Recurring
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:		14.1	18.4
Fair Value of Assets (Liabilities) | Equity forwards | Fair Value, Measurements, Recurring
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	[1]	1.7	(1.7)
Fair Value of Assets (Liabilities) | Interest rate locks & swaps | Fair Value, Measurements, Recurring
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	[2]	3.6	1.6
Fair Value of Assets (Liabilities) | Foreign currency forwards | Fair Value, Measurements, Recurring
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	[3]		0.1
Fair Value of Assets (Liabilities) | Corporate bonds | Fair Value, Measurements, Recurring
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	[4]	2.2	9.7
Fair Value of Assets (Liabilities) | U.S. Treasury securities | Fair Value, Measurements, Recurring
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	[5]	5.0	6.1
Fair Value of Assets (Liabilities) | Mortgage-backed securities | Fair Value, Measurements, Recurring
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	[4]	$ 1.6	$ 2.6

[1]	The fair value of our equity forwards is based on the closing market value of Darden stock, inclusive of the risk of nonperformance.
[2]	The fair value of our interest rate lock and swap agreements is based on current and expected market interest rates, inclusive of the risk of nonperformance.
[3]	The fair value of our foreign currency forward contracts is based on closing forward exchange market prices, inclusive of the risk of nonperformance.
[4]	The fair value of these securities is based on closing market prices of the investments, when applicable, or, alternatively, valuations utilizing market data and other observable inputs, inclusive of the risk of nonperformance.
[5]	The fair value of our U.S. Treasury securities is based on closing market prices.